15. COMMITMENTS AND CONTINGENCIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future minimum rental payments
Years Ended June 30,	Total
2016	$170,086
2017	90,038
2018	32,370
2019	12,354
2020	-
Beyond	-
Total	$304,847

Years Ended December 31,	Total
2015	$175,080
2016	101,432
2017	50,438
2018	-
2019	-
Beyond	-
Total	$326,950